Financial asset at fair value through other comprehensive income - Summary of ordinary shares without significant influence (Detail) (Parenthetical) - Company Engaging In Insurance Industry [Member]
¥ in Millions
12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure In Tabular Form Of Movement In Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Purchase of financial asset at fair value through other comprehensive income	¥ 139.2
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Movement In Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	¥ (10.1)